Document and Entity Information	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	Sigyn Therapeutics, Inc.
Entity Central Index Key	0001642159
Document Type	8-K/A
Document Period End Date	Sep. 30, 2020
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (this “Amendment”) is being filed by Sigyn Therapeutics, Inc., a Delaware corporation (the “Company”) for the purpose of amending Item 9.01 Financial Statements and Exhibits of that certain Current Report on Form 8-K originally filed by the Company with the U.S. Securities and Exchange Commission (“SEC”) on October 23, 2020 (the “Original Form 8-K”) in connection with the completion of the acquisition as disclosed therein. As indicated in the Original Form 8-K, this Amendment is being filed to provide the financial statements and pro forma financial information required by Items 9.01(a) and (b) of Form 8-K, which were not previously filed with the Original Form 8-K as permitted by the rules of the SEC.
Entity Emerging Growth Company	true
Entity Ex Transition Period	true